Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive Income (loss) [Member]	Treasury stock [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2011	$ 84,707	$ 40	$ 53,010	$ 31,727	$ (70)
Balance, shares at Dec. 31, 2011		17,346,561
Change during period
Stock-based compensation	302		302
Dividend paid	(15,786)			(15,786)
Net income	8,290			8,290
Other comprehensive income (loss)	438				438
Balance at Dec. 31, 2012	77,951	40	53,312	24,231	368
Balance, shares at Dec. 31, 2012		17,346,561
Change during period
Stock-based compensation	567		567
Dividend paid	(5,030)			(5,030)
Net income	6,522			6,522
Other comprehensive income (loss)	473				473
Balance at Dec. 31, 2013	80,483	40	53,879	25,723	841
Balance, shares at Dec. 31, 2013		17,346,561
Change during period
Stock-based compensation	693		693
Dividend paid	(3,473)			(3,473)
Exercise of options
Exercise of options, shares		64,028
Acquisition of treasury stock	(146)					(146)
Acquisition of treasury stock, shares		(18,517)
Net income	5,055			5,150			(95)
Other comprehensive income (loss)	(1,775)				(1,775)
Balance at Dec. 31, 2014	$ 80,837	$ 40	$ 54,572	$ 27,400	$ (934)	$ (146)	$ (95)
Balance, shares at Dec. 31, 2014		17,392,072